Report for six months period ending:     /  /   (a)
              or fiscal year ending:  08/31/04  (b)

Report for the transition period ending: 12/31/04  (c)
[If transition report also complete (a) or (b) above.]

Is this an amendment to a previous filing? (Y/N):     Y
                                                  --------
                                                    Y/N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  Templeton Capital Accumulation Plans

    B.  File Number:  811-06197

    C.  Telephone Number:   727-299-8712

2. A.   Street:   100 Fountain Parkway

     B. City:  St. Petersburg  State:  FL   D. Zip Code: 33716  Zip Ext.: 1205

     E.  Foreign Country            Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)         N
                                                                   --------
                                                                     Y/N

4.  Is this the last filing on this form by Registrant? (Y/N)         N
                                                                   --------
                                                                      Y/N

5. Is Registrant a small business investment company (SBIC)?(Y/N)     N
                                                                   --------
   [If answer is "Y" (Yes), complete only items 89 through 110.]     Y/N

6. Is Registrant a unit investment trust (UIT)?(Y/N)                  Y
                                                                  ---------
   [If answer is "Y" (Yes), complete only items 111 through 132.]    Y/N

7.  A. Is Registrant a series or multiple portfolio company? (Y/N)    N
                                                                    --------
        [If answer is "N" (No), go to item 8.]                       Y/N

    B. How may separate series or portfolios did Registrant have at the end of the period?

For period ending  12/31/04                         If filing more than one
File Number 811-  06197                              page 46, x box:

111. A. [/] Depositors Name:

     B. [/] File Number (If any):

     C. [/] City:                   State:      Zip Code:       Zip Ext.:

        [/]  Foreign Country:                Foreign Postal Code:

112. A. [/]  Sponsor Name:

     B. [/]  File Number (If any):

     C. [/]  City:                       State:   Zip Code:      Zip Ext.:

        [/]  Foreign Country:         Foreign Postal Code:

113. A. [/]  Trustee Name:  State Street Bank and Trust Company
     B. [/]  City: Boston     State: MA    Zip Code: 02101  Zip Ext.:

        [/]  Foreign Country:         Foreign Postal Code:

114. A. [/]  Principal Underwriter Name:

     B. [/]  File Number (If any):   EIN #

     C. [/]  City:                  State:       Zip Code:    Zip Ext.:
        [/]  Foreign Country:        Foreign Postal Code:

115. A. [/]  Independent Public Accountant Name:  PricewaterhouseCoopers, LL(

     B. [/]  City: New York  State: NY   Zip Code: 10036 Ext.:2798

        [/]  Foreign Country:      Foreign Postal Code:

For period ending 12/31/04                If filing more than one
File Number 811- 06197                     page 46, x box:

116.  Family of investment companies information:

      A. [/] Is Registrant part of a family of investment companies? (Y/N)
                                                                          -----
                                                                           Y/N

      B. [/] Identify the family in 10 letters F_R_N_K_T_E_M_I_N_V
            (NOTE: In filing this form, use this identification consistently for all investment companies family. This designation is for purposes of this form only.)

117.  A. [/] Is Registrant a separate account of an insurance company? (Y/N)
                                                                            ----
                                                                            Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B. [/]  Variable annuity contracts? (Y/N)
                                                                         -----
                                                                          Y/N

         C. [/] Scheduled premium variable life contracts?(Y/N)
                                                                         ------
                                                                          Y/N

         D. [/] Flexible premium variable life contracts? (Y/N)
                                                                         ------
                                                                          Y/N

         E. [/] Other types of insurance products registered under
                the Securities Act of 1933?(Y/N)
                                                                         ------
                                                                          Y/N

118.     [/] State the number of series existing at the end of the
             period that had securities registered under the Securities Act of 1933

119.     [/] State the number of new series for which registration
             statements under the Securities Act of 1933 became effective during the period

120.     [/] State the total value of the portfolio securities on
             the date of deposit for the new series included in
             item 119 ($000's omitted)

121.     [/] State the number of  series for which current prospectus was in existence at the end of the period

122.     [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

For period ending  12/31/04                    If filing more than one
File Number 811- 06197                           page 46, x box:

123. [/] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                    $

124. [/] State the total value of units of prior series that were placed in the portfolio of subsequent series during the current period (the value of the units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                         $

125. [/] State the total dollar amount of sales loads collected
         (before real to other brokers or dealers) by Registrant's
         principal underwriter and any underwriter which is an
         affiliated person of the principal underwriter during
         the current period solely from the sale of units of all
         series' of Registrant ($000's omitted)                   $364,847
                                                                -------------
126. Of the amount shown in item 125, state the total dollar mount of sales loads collected from secondary market
     operations in Registrant's  units(include the sales loads, if any,  collected on units of a prior series placed in
     the portfolio of a subsequent series.) ($000's omitted)      $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions or realized gains, if any):


                                                      Number of    Total Assets    Total Income
                                                      Series       ($000's         Distributions
                                                      Investing    omitted)        ($000's omitted)
A.  U.S. Treasury direct issues                                    $               $
B.  U.S. Government agency                                         $               $
C.  State and municipal tax-free                                   $               $
D.  Public utility debt                                            $               $
E.  Brokers of dealers debt or debt of
     brokers' or dealers parent.                                   $               $
F.  All other corporate interned, & long-term debt.                $               $
G. All other corporate short-term debt.                            $               $
H. Equity securities of brokers or dealers or
         parents of brokers or dealers.                            $               $
I.   Investment company equity securities.                 1       $617,635        $5,188
J.  All other equity securities.                                   $               $
K.  Other securities.                                              $               $
L.  Total assets of all series of Registrant.                      $617,635
                                                                   ---------


For  period ending: 12/31/04                      If filing more than one
File Number 811-06197                              Page 47, "X" box:

128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of
          Registrant's series' at the end of the current period
          insured or guaranteed by an entity other than the
          issuer? (Y/N)
                                                                      --------
                                                                        Y/N

         [If answer is "N" (No), go to item 131.]

129.[/]  Is the issuer of any  instrument covered in item 128 delinquent or in default as to payment of principal
         or interest at the end of the current period?(Y/N)
                                                                      --------
                                                                        Y/N
        [If answer is "N"(No), go to item 131.]

130. [/ ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments
          identified in item 129 derived from insurance or
          guarantees? (Y/N)                                           --------
                                                                         Y/N

131.  Total expenses incurred by all series of Registrant
      during the current reporting period ($000's omitted)          $   NONE
                                                                    ----------
132. [/] List the "811" (investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


811-                   811-                 811-                  811-                  811-
811-                   811-                 811-                  811-                  811-
811-                   811-                 811-                  811-                  811-
811-                   811-                 811-                  811-                  811-
811-                   811-                 811-                  811-                  811-
811-                   811-                 811-                  811-                  811-


SIGNATURE PAGE

This report is signed on behalf of the registrant (or depositor or trustee) in the City of St. Petersburg on the 7th day of April 2005.


                                TEMPLETON CAPITAL ACCUMULATION PLANS
                                (Name of registrant, depositor or trustee)


                             By: /s/PETER D. JONES
                                 --------------------------------
                                    Peter D. Jones
                                    President